Principal Variable Contracts Funds, Inc.

Supplement dated October 9, 2015
to the Statement of Additional Information dated May 1, 2015 as amended and restated July 28, 2015
(as supplemented on August 20, 2015 and September 18, 2015)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information contained in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Delete the second to last sentence in the first paragraph and replace with the following:

The Board is currently composed of twelve members, ten of whom are Independent Directors.

Independent Directors

Add the following paragraph under Independent Directors:

Elizabeth A. Nickels. Ms. Nickels has served as a Director of PVC and PFI and as a Trustee of the Trust since September 2015. Ms. Nickels currently serves as a director of Charlotte Russe; Follet Corporation; SpartanNash; and Spectrum Health System; and she previously served as a director of PetSmart (2013-2015). Ms. Nickels was formerly employed by Herman Miller, Inc. as the Executive Director of the Herman Miller Foundation (2012-2014); President of Herman Miller Healthcare (2007-2012); and Chief Financial Officer (2000-2007). Through her education and employment experience, she is experienced with financial, accounting and regulatory matters.

Management Information

Add the following row to the Independent Directors table under Management Information:

Name, Address and Year of Birth	Position(s) Held with Fund	Length of Time Served as Director	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Elizabeth A. Nickels 655 9th Street Des Moines, IA 50392 1962	Director	Since 2015	Formerly Executive Director, Herman Miller Foundation; Formerly President, Herman Miller Healthcare	121*	Charlotte Russe; Follet Corporation; Herman Miller, Inc.; PetSmart; SpartanNash; Spectrum Health Systems
*Funds in the complex as of October 9, 2015.

Officers of the Fund

Effective October 23, 2015, delete the information for Ernest H. Gillum from the table.

Independent Directors (not Considered to be “Interested Persons”)

Add the following column to the Independent Directors (not Considered to be “Interested Persons”) table:

PVC Funds*	Nickels**
Diversified International	A
Equity Income	A
MidCap	A
Real Estate Securities	A
SAM Flexible Income	A
Total Fund Complex	A

**Ms. Nickels was not a director as of December 31, 2014.

Compensation

Add a row to the table under Compensation:

Director	The Fund*	Fund Complex
Elizabeth A. Nickels**	$0	$0

*Director’s appointment effective September 16, 2015.

PORTFOLIO MANAGER DISCLOSURE
On or about October 2, 2015, in the Sub-Advisor: Mellon Capital Management Corporation section, add the following information for Paul Benson, Nancy Rogers, and Stephanie Shu to the Other Accounts Managed and Ownership of Securities tables in alphabetical order (information in the table is as of August 31, 2015).

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul Benson: Bond Market Index
Registered investment companies	20	$9.9 billion	0	$0
Other pooled investment vehicles	45	$15.4 billion	0	$0
Other accounts	35	$22.2 billion	0	$0

Nancy Rogers: Bond Market Index
Registered investment companies	20	$9.9 billion	0	$0
Other pooled investment vehicles	45	$15.4 billion	0	$0
Other accounts	.35	$22.2 billion	0	$0

Stephanie Shu: Bond Market Index
Registered investment companies	20	$9.9 billion	0	$0
Other pooled investment vehicles	45	$15.4 billion	0	$0
Other accounts	35	$22.2 billion	0	$0

Ownership of Securities

Portfolio Manager	PVC Accounts Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul Benson	Bond Market Index	None
Nancy Rogers	Bond Market Index	None
Stephanie Shu	Bond Market Index	None

On or about October 2, 2015, delete references to Zandra Zelaya in the Sub-Advisor: Mellon Capital Management Corporation section.

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